LORD ABBETT BOND-DEBENTURE FUND, INC.

90 HUDSON STREET

JERSEY CITY, NEW JERSEY 07302-3973

May 4, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-4720

Re:	Lord Abbett Bond-Debenture Fund, Inc. (the “Registrant”)

1933 Act File No. 002-38910

1940 Act File No. 811-02145

Ladies/Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please be advised that there are no changes to the prospectus and the statement of additional information contained in Post-Effective Amendment No. 66 to the above-referenced Registrant’s Registration Statement on Form N-1A filed pursuant to Rule 485(b) with the Securities and Exchange Commission on April 27, 2011.

Any communications relating to this filing should be directed to the undersigned at (201) 827-4226.

Sincerely yours,

/s/ Denise Marshall
Denise Marshall
Senior Paralegal
Lord, Abbett & Co. LLC